Business Combinations - Schedule of Consideration of Fair Value of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Weighted average amortization periods of intangible assets			16 years 3 months 18 days	14 years 1 month 6 days
Goodwill			¥ 869,421	¥ 20,596	$ 136,431
Acquisition of Dr. WU Mainland China Business
Business Acquisition [Line Items]
Cash consideration		¥ 166,350
Redeemable non-controlling interest		19,223
Total		185,573
Cash and cash equivalents acquired		5,158
Inventories acquired		5,447
Other assets acquired		5,353
Intangible assets acquired		52,840
Liabilities assumed		(4,448)
Deferred tax liabilities		(13,210)
Goodwill		134,433	134
Total		185,573
Acquisition of Eve Lom
Business Acquisition [Line Items]
Cash consideration	¥ 965,001
Redeemable non-controlling interest	319,364
Total	1,284,365
Cash and cash equivalents acquired	41,303
Inventories acquired	49,698
Accounts receivable acquired	29,393
Other assets acquired	35,780
Intangible assets acquired	569,311
Accrued expenses and other liabilities assumed	(28,674)
Accounts payable assumed	(17,675)
Other liabilities assumed	(15,899)
Deferred tax liabilities	(121,495)
Goodwill	742,623		¥ 711
Total	1,284,365
Trademarks | Acquisition of Dr. WU Mainland China Business
Business Acquisition [Line Items]
Intangible assets acquired		¥ 45,940
Weighted average amortization periods of intangible assets		15 years
Trademarks | Acquisition of Eve Lom
Business Acquisition [Line Items]
Intangible assets acquired	¥ 422,413
Weighted average amortization periods of intangible assets	20 years
Non-compete | Acquisition of Dr. WU Mainland China Business
Business Acquisition [Line Items]
Intangible assets acquired		¥ 6,900
Weighted average amortization periods of intangible assets		5 years
Customer Relationship | Acquisition of Eve Lom
Business Acquisition [Line Items]
Intangible assets acquired	¥ 94,369
Weighted average amortization periods of intangible assets	10 years
Technique | Acquisition of Eve Lom
Business Acquisition [Line Items]
Intangible assets acquired	¥ 44,938
Weighted average amortization periods of intangible assets	10 years
Software | Acquisition of Eve Lom
Business Acquisition [Line Items]
Intangible assets acquired	¥ 7,591
Software | Acquisition of Eve Lom | Minimum
Business Acquisition [Line Items]
Weighted average amortization periods of intangible assets	3 years
Software | Acquisition of Eve Lom | Maximum
Business Acquisition [Line Items]
Weighted average amortization periods of intangible assets	10 years